Financial risk management - Schedule of projection of settlement of positions, at nominal value of energy trading operations (Details) - Price risk - Electricity trading [member] R$ in Thousands	Dec. 31, 2021 BRL (R$)
Up to 1 year [member]
Financial position and unrealized gains on electricity trading operations, net
Positions to be settled	R$ (248,115)
From 1 to 2 years [member]
Financial position and unrealized gains on electricity trading operations, net
Positions to be settled	(13,822)
From 2 to 3 years
Financial position and unrealized gains on electricity trading operations, net
Positions to be settled	1,093
Above 2025
Financial position and unrealized gains on electricity trading operations, net
Positions to be settled	R$ 12,721